CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2019	$ 947,160	$ 60	$ 223,634	$ 48,698	$ 708,515	$ (35,521)	$ 945,386	$ 1,774
Balance (in shares) at Jun. 30, 2019		60,342,099
Issuance of ordinary shares		$ 1	(1)
Issuance of ordinary shares (in shares)		195,000
Share-based compensation	410		410				410
Net income for the year	79,326				79,396		79,396	(70)
Appropriations to statutory reserves				725	(725)
Dividend paid	(12,713)				(12,713)		(12,713)
Capital contribution from subsidiaries' non-controlling interest shareholders	3,016							3,016
Translation adjustments	(28,313)					(27,996)	(27,996)	(317)
Balance at Jun. 30, 2020	988,886	$ 61	224,043	49,423	774,473	(63,517)	984,483	4,403
Balance (in shares) at Jun. 30, 2020		60,537,099
Issuance of ordinary shares	1		1				1
Issuance of ordinary shares (in shares)		830,238
Share-based compensation	9,724		9,724				9,724
Net income for the year	89,338				89,709		89,709	(371)
Appropriations to statutory reserves				15,026	(15,026)
Dividend paid	(12,107)				(12,107)		(12,107)
Translation adjustments	96,577					96,331	96,331	246
Effect of change in accounting principle - ASC 326	(30,451)				(30,451)		(30,451)
Balance at Jun. 30, 2021	1,141,968	$ 61	233,768	64,449	806,598	32,814	1,137,690	4,278
Balance (in shares) at Jun. 30, 2021		61,367,337
Issuance of ordinary shares		$ 1	(1)
Issuance of ordinary shares (in shares)		595,112
Share-based compensation	9,709		9,709				9,709
Net income for the year	82,993				83,182		83,182	(189)
Appropriations to statutory reserves				12,812	(12,812)
Dividend paid	(19,827)				(19,827)		(19,827)
Capital contribution from subsidiaries' non-controlling interest shareholders	695							695
Deconsolidation of a subsidiary	(3,120)			2			2	(3,122)
Translation adjustments	(46,590)					(45,469)	(45,469)	(1,121)
Balance at Jun. 30, 2022	$ 1,165,828	$ 62	$ 243,476	$ 77,263	$ 857,141	$ (12,655)	$ 1,165,287	$ 541
Balance (in shares) at Jun. 30, 2022		61,962,449